UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	May 1, 2009
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		78540 (X$1000)

List of Other Included Managers:


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1371	27575	SHRS		SOLE		27575
ABB Ltd			COM	000375204	568	40750	SHRS		SOLE		40750
Abbott Laboratories	COM	002824100	1770	37106	SHRS		SOLE		37106
Air Products & Chem	COM	009158106	503	8950	sHRS		SOLE		8950
AstraZeneca PLC		COM	046353108	1195	33700	SHRS		SOLE		33700
AT&T			COM	00206R102	303	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	2085	59300	SHRS		SOLE		59300
Becton, Dickinson	COM	075887109	780	11600	SHRS		SOLE		11600
Berkshire Hathaway B	COM	084670207	2219	787	SHRS		SOLE		787
Boeing Company		COM	097023105	278	7824	SHRS		SOLE		7824
BP PLC			COM	055622104	1088	27135	SHRS		SOLE		27135
Canon Inc		COM	138006309	1550	53397	SHRS		SOLE		53397
Cascade Finl Corp	COM	147272108	26	10261	SHRS		SOLE		10261
Cisco Systems		COM	17275r102	1318	78569	SHRS		SOLE		78569
CityBank		COM	17770a109	38	11604	SHRS		SOLE		11604
Coca Cola		COM	191216100	2406	54740	SHRS		SOLE		54740
ConocoPhillips		COM	20825c104	939	23984	SHRS		SOLE		23984
Consolidated Edison	COM	209115104	2188	55250	SHRS		SOLE		55250
Costco Wholesale	COM	22160k105	2141	46217	SHRS		SOLE		46217
Daktronics Inc		COM	234264109	347	53025	SHRS		SOLE		53025
Danaher Inc		COM	235851102	305	5620	SHRS		SOLE		5620
EMC Corp		COM	268648102	1048	91910	SHRS		SOLE		91910
Emerson Electric	COM	291011104	1154	40390	SHRS		SOLE		40390
Encana Corp		COM	292505104	996	24520	SHRS		SOLE		24520
Exxon Mobil		COM	30231g102	2311	33940	SHRS		SOLE		33940
General Electric	COM	369604103	778	76963	SHRS		SOLE		76963
GlaxoSmithKline PLC	COM	37733w105	1411	45410	SHRS		SOLE		45410
Hewlett-Packard		COM	428236103	1480	46163	SHRS		SOLE		46163
Ingersoll-Rand Ltd	COM	G4776g101	446	32300	SHRS		SOLE		32300
Intel Corp		COM	458140100	1947	129542	SHRS		SOLE		129542
IShares Nasdq Bio Indx	COM	464287556	664	10000	SHRS		SOLE		10000
IShares Japan		COM	464286848	1634	206875	SHRS		SOLE		206875
IShares Switzerland	COM	464286749	1743	114450	SHRS		SOLE		114450
Johnson & Johnson	COM	478160104	2660	50568	SHRS		SOLE		50568
Kimberly Clark		COM	494368103	1633	35415	SHRS		SOLE		35415
Marriott Int'l		COM	571903202	897	54800	SHRS		SOLE		54800
Medtronic Inc		COM	585055106	501	16997	SHRS		SOLE		16997
Microsoft		COM	594918104	3125	170095	SHRS		SOLE		170095
Newmont Mining Corp	COM	651639106	1722	38475	SHRS		SOLE		38475
Norfolk Southern Corp	COM	655844108	581	17200	SHRS		SOLE		17200
Novo Nordisk AS		COM	670100205	1157	24120	SHRS		SOLE		24120
Occidental Pete		COM	674599105	730	13125	SHRS		SOLE		13125
Paccar			COM	693718108	2324	90225	SHRS		SOLE		90225
Pepsico			COM	713448108	2313	44928	SHRS		SOLE		44928
Pfizer			COM	717081103	288	21116	SHRS		SOLE		21116
Plum Creek Timber	COM	729251108	965	33191	SHRS		SOLE		33191
Procter & Gamble	COM	742718109	2390	50751	SHRS		SOLE		50751
RBC Bearings Inc	COM	75524B104	617	40350	SHRS		SOLE		40350
Royal Dutch Shell A	COM	780259206	1214	27395	SHRS		SOLE		27395
SAP AG			COM	803054204	893	25300	SHRS		SOLE		25300
Schlumberger Ltd	COM	806857108	626	15420	SHRS		SOLE		15420
Snap On Inc		COM	833034101	505	20100	SHRS		SOLE		20100
Southern Co		COM	842587107	1464	47800	SHRS		SOLE		47800
Starbucks Corp		COM	855244109	1042	93788	SHRS		SOLE		93788
Steinway Musical Ins	COM	858495104	382	31950	SHRS		SOLE		31950
Stryker Corp		COM	863667101	785	23071	SHRS		SOLE		23071
Tootsie Roll Inds	COM	890516107	736	33866	SHRS		SOLE		33866
Total S A		COM	89151E109	904	18430	SHRS		SOLE		18430
Toyota Motor Corp	COM	892331307	658	10400	SHRS		SOLE		10400
United Parcel Svc	COM	911312106	1688	34305	SHRS		SOLE		34305
United Technologies	COM	913017109	1241	28875	SHRS		SOLE		28875
Walgreen Company	COM	931422109	2507	96582	SHRS		SOLE		96582
Walt Disney Co		COM	254687106	1470	80955	SHRS		SOLE		80955
Washington Federal	COM	938824109	1015	76361	SHRS		SOLE		76361
Waste Mgmt Inc		COM	94106L109	477	18650	SHRS		SOLE		18650
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